MERGER (Details 2) (USD $)	4 Months Ended	12 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	4 Months Ended	12 Months Ended	9 Months Ended
	Dec. 31, 2012	Dec. 31, 2013	Aug. 30, 2012 Predecessor	Dec. 29, 2011 Predecessor	Mar. 29, 2012 Predecessor	Aug. 30, 2012 AMC Entertainment, Inc. Pro forma	Dec. 31, 2012 AMC Entertainment, Inc. Pro forma	Dec. 31, 2013 AMC Entertainment, Inc. Pro forma	Dec. 31, 2012 AMC Entertainment, Inc. Pro forma Predecessor
Revenues
Admissions	$ 548,632,000	$ 1,847,327,000	$ 816,031,000	$ 1,295,469,000	$ 1,721,295,000				$ 1,364,663,000
Food and beverage	229,739,000	786,912,000	342,130,000	518,081,000	689,680,000				571,869,000
Other theatre	33,121,000	115,189,000	47,911,000	71,984,000	111,002,000				72,574,000
Total revenues	811,492,000	2,749,428,000	1,206,072,000	1,885,534,000	2,521,977,000				2,009,106,000
Operating costs and expenses
Film exhibition costs	291,561,000	976,912,000	436,539,000	694,863,000	916,054,000				728,100,000
Food and beverage costs	30,545,000	107,325,000	47,326,000	70,961,000	93,581,000				77,871,000
Operating expense	230,434,000	726,641,000	297,328,000	525,431,000	696,783,000				529,235,000
Rent	143,374,000	451,828,000	189,086,000	334,607,000	445,326,000				331,397,000
General and administrative:
Merger, acquisition and transaction costs	3,366,000	2,883,000	172,000	1,179,000	2,622,000		2,500,000	957,000	3,538,000
Management fee			2,500,000	3,750,000	5,000,000
Other	29,110,000	97,288,000	27,025,000	36,065,000	51,776,000				55,596,000
Depreciation and amortization	71,633,000	197,537,000	80,971,000	155,970,000	212,817,000				150,234,000
Operating costs and expenses	800,023,000	2,560,414,000	1,080,947,000	1,822,826,000	2,424,244,000				1,875,971,000
Operating income (loss)	11,469,000	189,014,000	125,125,000	62,708,000	97,733,000				133,135,000
Other expense (income)
Other expense (income)	49,000	(1,415,000)	960,000	377,000	1,402,000				1,009,000
Interest expense
Corporate borrowings	45,259,000	129,963,000	67,614,000	120,265,000	161,645,000				103,429,000
Capital and financing lease obligations	1,873,000	10,264,000	2,390,000	4,480,000	5,968,000				4,263,000
Equity in earnings of non-consolidated entities	2,480,000	(47,435,000)	(7,545,000)	(1,864,000)	(12,559,000)				(7,499,000)
Investment expense (income)	290,000	(2,084,000)	(41,000)	17,666,000	17,641,000				578,000
Total other expense	49,951,000	89,293,000	63,378,000	140,924,000	174,097,000				101,780,000
Earnings (loss) from continuing operations before income taxes	(38,482,000)	99,721,000	61,747,000	(78,216,000)	(76,364,000)				31,355,000
Income tax provision	3,500,000	(263,383,000)	2,500,000	1,510,000	2,015,000				9,000,000
Earnings (loss) from continuing operations	(41,982,000)	363,104,000	59,247,000	(79,726,000)	(78,379,000)				22,355,000
Earnings from discontinued operations	(688,000)	1,296,000	35,153,000	(2,989,000)	(3,609,000)				34,465,000
Net earnings (loss)	(42,670,000)	364,400,000	94,400,000	(82,715,000)	(81,988,000)				56,820,000
Financial advisor fees, bond amendment consent fees, and professional and consulting fees related to merger						$ 31,462,000